Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	¥ 144,059	¥ 129,442	¥ 131,636
Joint ventures	1,266	863	863
Investments accounted for using equity method	¥ 145,325	¥ 130,305	¥ 132,499